Statements of Consolidated Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Statements of Consolidated Income [Abstract]
Net sales	$ 8,765,699		$ 7,776,424		$ 7,094,249
Cost of goods sold	5,021,137		4,295,346		3,831,080
Gross profit	3,744,562		3,481,078		3,263,169
Percent to net sales	42.70%		44.80%		46.00%
Selling, general and administrative expenses	2,960,814		2,728,122		2,534,775
Percent to net sales	33.80%		35.10%		35.70%
Other general expense - net	2,731		3,803		33,620
Impairment of trademarks	5,492		4,484		14,144
Loss on dissolution of a foreign subsidiary					21,923
Interest expense	42,497		70,595		40,026
Interest and net investment income	(3,711)		(2,929)		(2,393)
Other income - net	(4,809)		(781)		(1,743)
Income before income taxes	741,548		677,784		622,817
Income taxes	299,688	[1]	215,299	[1]	186,969	[1]
Net income	$ 441,860		$ 462,485		$ 435,848
Net income per common share:
Basic	$ 4.22		$ 4.28		$ 3.80
Diluted	$ 4.14		$ 4.21		$ 3.78

[1]	Includes IRS Settlement of $74,982, or approximately $.70 per share, in the Year ended December 31, 2011. See Note 15 for more information on the IRS Settlement.